As filed with the Securities and Exchange Commission on March 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  April 30, 2013

Date of reporting period:  January 31, 2013

Item 1. Schedules of Investments.

Logan Capital Large Cap Growth Fund
Schedule of Investments
January 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 3.1%
Precision Castparts Corp.	824	$151,122

Beverages - 0.8%
Monster Beverage Corp. (a)	829	39,709

Biotechnology - 1.5%
Celgene Corp. (a)	733	72,538

Chemicals - 4.1%
Airgas, Inc.	837	79,716
Sherwin-Williams Co.	764	123,875
		203,591
Communications Equipment - 3.4%
F5 Networks, Inc. (a)	782	82,016
Qualcomm, Inc.	1,321	87,226
		169,242
Computers & Peripherals - 5.4%
Apple, Inc.	367	167,098
NetApp, Inc. (a)	2,669	96,084
		263,182
Construction & Engineering - 1.7%
Jacobs Engineering Group, Inc. (a)	1,701	81,835

Electronic Equipment, Instruments & Components - 4.4%
Amphenol Corp.	2,174	146,897
Trimble Navigation Ltd. (a)	1,125	70,313
		217,210
Energy Equipment & Services - 2.7%
FMC Technologies, Inc. (a)	1,663	78,743
Halliburton Co.	1,339	54,471
		133,214
Health Care Equipment & Supplies - 4.4%
Edwards Lifesciences Corp. (a)	706	63,491
Intuitive Surgical, Inc. (a)	266	152,785
		216,276
Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	1,975	89,606
Express Scripts Holding Co. (a)	1,319	70,461
		160,067
Hotels, Restaurants & Leisure - 4.5%
Starbucks Corp.	2,695	151,243
Wynn Resorts Ltd.	576	72,127
		223,370
Internet Software & Services - 2.2%
Google, Inc. (a)	141	106,552

Internet & Catalog Retail - 9.3%
Amazon.com, Inc. (a)	678	180,009
Netflix, Inc. (a)	576	95,178
Priceline.com, Inc. (a)	261	178,908
		454,095
IT Services - 8.5%
Accenture Plc (c)	1,400	100,646
Cognizant Technology Solutions (a)	1,352	105,699
Mastercard, Inc.	262	135,821
Teradata Corp. (a)	1,104	73,593
		415,759
Leisure Equipment & Services - 1.9%
Polaris Industries, Inc.	1,073	93,448

Life Sciences Tools & Services - 5.3%
Agilent Technologies, Inc.	1,831	81,992
Mettler Toledo International Co. (a)	392	83,312
Waters Corp. (a)	1,039	95,141
		260,445
Machinery - 11.0%
Cummins, Inc.	1,232	141,471
Deere & Co.	1,379	129,708
Flowserve Corp.	939	147,207
Joy Global, Inc.	1,910	120,655
		539,041
Personal Products - 2.6%
Estee Lauder Companies, Inc.	2,093	127,526

Pharmaceuticals - 2.0%
Perrigo Co.	958	96,288

Real Estate Management & Development - 1.7%
CBRE Group, Inc. (a)	3,924	84,680

Software - 5.1%
Citrix Systems, Inc. (a)	2,096	153,344
Oracle Corp.	2,679	95,131
		248,475
Specialty Retail - 4.8%
Bed, Bath & Beyond, Inc. (a)	1,190	69,853
Home Depot, Inc.	1,452	97,168
Tiffany & Co.	1,052	69,169
		236,190
Textiles, Apparel & Luxury Goods - 5.1%
Fossil, Inc. (a)	811	85,625
Ralph Lauren Corp.	984	163,816
		249,441

TOTAL COMMON STOCKS (Cost $4,592,947)		4,843,296

SHORT-TERM INVESTMENTS - 1.2%
MONEY MARKET FUNDS - 1.2%
Fidelity Government Portfolio - Class I, 0.01% (b)	60,847	60,847
TOTAL SHORT-TERM INVESTMENTS (Cost $60,847)		60,847
TOTAL INVESTMENTS (Cost $4,653,794) - 100.0%		4,904,143
Liabilities in Excess of Other Assets - (0.0)%		(2,045)
TOTAL NET ASSETS - 100.00%		$4,902,098

Percentages are stated as a percent of net assets.

Non-income producing security.
The rate shown represents the fund's 7-day yield as of January 31, 2013.
U.S. traded security of a foreign issuer or corporation.

The accompanying notes are an integral part of these financial statements

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$4,653,794
Gross unrealized appreciation	304,437
Gross unrealized depreciation	(54,088)
Net unrealized appreciation	$250,349

*Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. Please refer to the Notes to Financial Statements section in the Fund’s upcoming annual report for federal tax information.

Summary of Fair Value Measurements at January 31, 2013 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange Traded Notes – Investments in exchange traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2013 (Unaudited):

Common Stock	Level 1	Level 2	Level 3	Total
Aerospace & Defense	$151,122	$-	$-	$151,122
Beverages	39,709	-	-	39,709
Biotechnology	72,538	-	-	72,538
Chemicals	203,591	-	-	203,591
Communications Equipment	169,242	-	-	169,242
Computers & Peripherals	263,182	-	-	263,182
Construction & Engineering	81,835	-	-	81,835
Electronic Equipment, Instruments & Components	217,210	-	-	217,210
Energy Equipment & Services	133,214	-	-	133,214
Health Care Equipment & Supplies	216,276	-	-	216,276
Health Care Providers & Services	160,067	-	-	160,067
Hotels, Restaurants & Leisure	223,370	-	-	223,370
Internet Software & Services	106,552	-	-	106,552
Internet & Catalog Retail	454,095	-	-	454,095
IT Services	415,759	-	-	415,759
Leisure Equipment & Services	93,448	-	-	93,448
Life Sciences Tools & Services	260,445	-	-	260,445
Machinery	539,041	-	-	539,041
Personal Products	127,526	-	-	127,526
Pharmaceuticals	96,288	-	-	96,288
Real Estate Management & Development	84,680	-	-	84,680
Software	248,475	-	-	248,475
Specialty Retail	236,190	-	-	236,190
Textiles, Apparel & Luxury Goods	249,441	-	-	249,441
Total Common Stock	4,843,296	-	-	4,843,296
Short-Term Investments	60,847	-	-	60,847
Total Investments in Securities	$4,904,143	$-	$-	$4,904,143

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period. During the period ended January 31, 2013, the Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the period ended January 31, 2013.

Logan Capital Long/Short Fund
Schedule of Investments
January 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Aerospace & Defense - 1.7%
Precision Castparts Corp. (d)	443	$81,246

Beverages - 0.5%
Monster Beverage Corp. (a)(d)	541	25,914

Capital Markets - 4.2%
Affiliated Managers Group, Inc. (a)(d)	776	111,690
T. Rowe Price Group, Inc. (d)	1,276	91,170
		202,860
Chemicals - 7.3%
Airgas, Inc. (d)	858	81,716
E.I. du Pont de Nemours & Co. (d)	4,058	192,552
Ecolab, Inc. (d)	1,157	83,767
		358,035
Communications Equipment - 2.2%
F5 Networks, Inc. (a)(d)	474	49,713
Qualcomm, Inc. (d)	879	58,040
		107,753
Computers & Peripherals - 2.8%
Apple, Inc. (d)	139	63,288
3D Systems Corp. (a)	1,250	72,313
		135,601
Diversified Telecommunication Services - 3.7%
AT&T, Inc. (d)	5,142	178,890

Electronic Equipment, Instruments & Components - 1.9%
IPG Photonics Corp. (a)(d)	1,389	90,952

Energy Equipment & Services - 1.4%
FMC Technologies, Inc. (a)(d)	1,411	66,811

Health Care Equipment & Supplies - 1.1%
Edwards Lifesciences Corp. (a)(d)	619	55,667

Hotels, Restaurants & Leisure - 5.2%
McDonald's Corp. (d)	2,053	195,630
Starbucks Corp. (d)	1,032	57,916
		253,546
Industrial Conglomerates - 4.1%
General Electric Co. (d)	8,959	199,607

Internet Software & Services - 1.2%
Google, Inc. (a)(d)	78	58,944

Internet & Catalog Retail - 2.0%
Priceline.com, Inc. (a)(d)	144	98,708

IT Services - 6.0%
Cognizant Technology Solutions Corp. (a)(d)	1,072	83,809
Fiserv, Inc. (a)(d)	1,234	99,103
MasterCard, Inc. (d)	213	110,419
		293,331
Machinery - 7.4%
Caterpillar, Inc. (d)	756	74,383
Cummins, Inc. (d)	793	91,060
Deere & Co. (d)	913	85,877
Middleby Corp. (a)(d)	760	107,433
		358,753
Media - 2.8%
DIRECTV (a)	1,648	84,278
Scripps Networks Interactive, Inc. (d)	880	54,358
		138,636
Oil, Gas & Consumable Fuels - 8.1%
Chevron Corp. (d)	1,761	202,778
Royal Dutch Shell Plc - ADR (c)(d)	2,673	194,381
		397,159
Pharmaceuticals - 8.1%
GlaxoSmithKline Plc - ADR (c)(d)	1,950	88,940
Johnson & Johnson (d)	1,352	99,940
Merck & Co., Inc. (d)	2,176	94,112
Pfizer, Inc. (d)	4,052	110,538
		393,530
Real Estate Management & Development - 1.9%
CBRE Group, Inc. (a)(d)	4,415	95,276

Road & Rail - 1.4%
CSX Corp. (d)	3,041	66,993

Semiconductors & Semiconductor Equipment - 3.8%
Intel Corp. (d)	8,741	183,911

Software - 2.8%
Citrix Systems, Inc. (a)(d)	701	51,285
Oracle Corp. (d)	2,340	83,093
		134,378
Specialty Retail - 6.9%
Bed, Bath & Beyond, Inc. (a)(d)	766	44,964
Home Depot, Inc. (d)	1,575	105,399
PetSmart, Inc. (d)	685	44,806
Tractor Supply Co. (d)	770	79,826
Ulta Salon, Cosmetics & Fragrance, Inc. (d)	655	64,072
		339,067
Textiles, Apparel & Luxury Goods - 3.3%
Nike, Inc. (d)	1,456	78,697
Ralph Lauren Corp. (d)	484	80,576
		159,273
Tobacco - 3.70%
Philip Morris International, Inc. (d)	2,044	180,199

TOTAL COMMON STOCKS (Cost $4,467,912)		4,655,040

REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.4%
American Tower Corp. (d)	1,230	93,665
Public Storage (d)	453	69,730
TOTAL REITS (Cost $156,515)		163,395

EXCHANGE-TRADED FUNDS - 10.2%
iShares Russell 2000 Index (d)	5,554	497,749
TOTAL EXCHANGE-TRADED FUNDS (Cost $469,252)		497,749

SHORT-TERM INVESTMENTS - 1.3%
MONEY MARKET FUNDS - 1.3%
Fidelity Government Portfolio - Class I, 0.01% (b)(d)	64,970	64,970
TOTAL SHORT-TERM INVESTMENTS (Cost $64,970)		64,970
TOTAL INVESTMENTS (Cost $5,158,649) - 110.4%		5,381,154
Liabilities in Excess of Other Assets - (10.4)%		(506,356)
TOTAL NET ASSETS - 100.00%		$4,874,798

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of January 31, 2013.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	All or a portion of the security has been segregated for open short positions.

The accompanying notes are an integral part of these financial statements

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$5,158,649
Gross unrealized appreciation	280,527
Gross unrealized depreciation	(58,022)
Net unrealized appreciation	$222,505

*Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. Please refer to the Notes to Financial Statements section in the Fund’s upcoming annual report for federal tax information.

Summary of Fair Value Measurements at January 31, 2013 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange Traded Notes – Investments in exchange traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2013 (Unaudited):

Common Stock	Level 1	Level 2	Level 3	Total
Aerospace & Defense	$81,246	$-	$-	$81,246
Beverages	25,914	-	-	25,914
Capital Markets	202,860	-	-	202,860
Chemicals	358,035	-	-	358,035
Communications Equipment	107,753	-	-	107,753
Computers & Peripherals	135,601	-	-	135,601
Diversified Telecommunication Services	178,890	-	-	178,890
Electronic Equipment, Instruments & Components	90,952	-	-	90,952
Energy Equipment & Services	66,811	-	-	66,811
Health Care Equipment & Supplies	55,667	-	-	55,667
Hotels, Restaurants & Leisure	253,546	-	-	253,546
Industrial Conglomerates	199,607	-	-	199,607
Internet Software & Services	58,944	-	-	58,944
Internet & Catalog Retail	98,708	-	-	98,708
IT Services	293,331	-	-	293,331
Machinery	358,753	-	-	358,753
Media	138,636	-	-	138,636
Oil, Gas & Consumable Fuels	397,159	-	-	397,159
Pharmaceuticals	393,530	-	-	393,530
Real Estate Management & Development	95,276	-	-	95,276
Road & Rail	66,993	-	-	66,993
Semiconductors & Semiconductor Equipment	183,911	-	-	183,911
Software	134,378	-	-	134,378
Specialty Retail	339,067	-	-	339,067
Textiles, Apparel & Luxury Goods	159,273	-	-	159,273
Tobacco	180,199	-	-	180,199
Total Common Stock	4,655,040	-	-	4,655,040
REITs	163,395	-	-	163,395
Exchange-Traded Funds	497,749	-	-	497,749
Short-Term Investments	64,970	-	-	64,970
Total Investments in Securities	$5,381,154	$-	$-	$5,381,154
Total Securities Sold Short	$1,870,038	$-	$-	$1,870,038

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period. During the period ended January 31, 2013, the Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the period ended January 31, 2013.

Logan Capital Long/Short Fund
Schedule of Securities Sold Short
January 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 38.4%
Commercial Services & Supplies - 1.7%
Mine Safety Appliances Co.	1,793	$82,873

Communications Equipment - 1.3%
Adtran, Inc.	3,186	64,357

Diversified Consumer Services - 3.1%
New Oriental Education & Technology Group, Inc. - ADR (b)	7,034	120,071
K12, Inc. (a)	1,659	30,625
		150,696
Electronic Equipment, Instruments & Components - 4.6%
Coherent, Inc.	1,679	93,033
Plexus Corp. (a)	5,124	130,765
		223,798
Food Products - 1.5%
Mead Johnson Nutrition Co.	945	71,820

Health Care Equipment & Supplies - 3.3%
Masimo Corp. (a)	1,826	37,068
Mindray Medical International Ltd. - ADR (b)	3,226	121,943
		159,011
Household Durables - 2.1%
Helen Of Troy Ltd. (a)(b)	2,891	104,654

IT Services - 5.0%
Verifone Systems, Inc. (a)	3,906	135,616
Teradata Corp. (a)	1,593	106,189
		241,805
Life Sciences Tools & Services - 2.6%
Waters Corp. (a)	1,370	125,451

Semiconductors & Semiconductor Equipment - 4.8%
Cabot Microelectronics Corp. (a)	3,951	146,029
First Solar, Inc. (a)	3,185	89,753
		235,782
Software - 1.3%
BroadSoft, Inc. (a)	1,919	65,188

Specialty Retail - 5.7%
Cabela's, Inc. (a)	1,917	98,956
Rue21, Inc. (a)	3,345	99,380
Sally Beauty Holdings, Inc. (a)	3,001	79,646
		277,982
Textiles, Apparel & Luxury Goods - 1.4%
Fossil, Inc. (a)	631	66,621

TOTAL SECURITIES SOLD SHORT (Proceeds $1,762,428)		$1,870,038

ADR - American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer or corporation.

tem 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date _______________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date _______________________________________

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date _______________________________________

* Print the name and title of each signing officer under his or her signature.